UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2015

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
November 30, 2015
unaudited
Common stocks 88.34% Information technology 20.73%	Shares	Value (000)
Alphabet Inc., Class C1	1,144,826	$850,148
Alphabet Inc., Class A1	755,610	576,417
Oracle Corp.	29,141,000	1,135,625
Accenture PLC, Class A	7,858,300	842,567
Avago Technologies Ltd.	4,903,195	639,622
Texas Instruments Inc.	10,667,000	619,966
ASML Holding NV2	5,655,100	522,010
Cognizant Technology Solutions Corp., Class A1	7,643,000	493,585
Flextronics International Ltd.[1,3]	36,821,000	414,236
Trimble Navigation Ltd.[1,3]	16,470,362	377,171
Skyworks Solutions, Inc.	4,280,000	355,326
Tencent Holdings Ltd.[2]	17,432,000	346,109
Baidu, Inc., Class A (ADR)[1]	1,305,841	284,634
Intel Corp.	6,600,000	229,482
Intuit Inc.	2,277,000	228,155
Zebra Technologies Corp., Class A1,3	2,793,102	224,007
Microsoft Corp.	3,725,000	202,454
Autodesk, Inc.[1]	3,000,000	190,410
Tata Consultancy Services Ltd.[2]	4,785,000	169,669
salesforce.com, inc.[1]	2,068,000	164,799
Qorvo, Inc.[1]	2,679,980	155,626
MasterCard Inc., Class A	1,223,000	119,756
Yahoo! Inc.[1]	3,132,000	105,893
Visa Inc., Class A	1,238,000	97,814
Viavi Solutions Inc.[1,3]	15,256,074	97,029
VMware, Inc., Class A1	1,537,000	94,387
Finisar Corp.[1,3]	6,471,189	78,107
Broadcom Corp., Class A	1,200,000	65,556
Lumentum Holdings Inc.[1,3]	3,051,214	61,024
Automatic Data Processing, Inc.	700,000	60,382
Amphenol Corp., Class A	677,000	37,269
National Instruments Corp.	896,000	28,134
Palo Alto Networks, Inc.[1]	115,000	21,544
Gemalto NV2	64,537	4,073
		9,892,986
Health care 20.14%
Amgen Inc.	8,398,080	1,352,931
Alexion Pharmaceuticals, Inc.[1]	5,906,898	1,054,027
UnitedHealth Group Inc.	7,839,806	883,625
Stryker Corp.	7,233,552	697,748
Gilead Sciences, Inc.	5,820,726	616,764
BioMarin Pharmaceutical Inc.[1]	6,434,714	613,679
Medtronic PLC	6,909,000	520,524
Thermo Fisher Scientific Inc.	3,552,100	491,611
St. Jude Medical, Inc.	7,738,065	488,272
PerkinElmer, Inc.[3]	7,357,500	391,125
AMCAP Fund — Page 1 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Hologic, Inc.[1]	9,465,600	$381,937
Edwards Lifesciences Corp.[1]	2,220,400	361,925
Express Scripts Holding Co.[1]	3,416,000	292,000
Illumina, Inc.[1]	1,490,132	274,035
Humana Inc.	1,278,347	215,606
Johnson & Johnson	2,000,000	202,480
Endo International PLC[1]	3,155,798	194,018
Team Health Holdings, Inc.[1]	2,785,000	153,565
Boston Scientific Corp.[1]	8,018,700	146,582
Aetna Inc.	1,259,000	129,362
athenahealth, Inc.[1]	620,054	104,014
Myriad Genetics, Inc.[1]	670,485	29,166
ResMed Inc.	260,000	15,488
		9,610,484
Consumer discretionary 11.02%
Netflix, Inc.[1]	9,520,000	1,174,101
Amazon.com, Inc.[1]	1,085,000	721,308
Twenty-First Century Fox, Inc., Class A	12,225,000	360,760
NIKE, Inc., Class B	2,349,000	310,726
Priceline Group Inc.[1]	247,400	308,965
Johnson Controls, Inc.	6,259,100	287,919
Wyndham Worldwide Corp.	3,454,800	262,288
Williams-Sonoma, Inc.	3,678,000	232,928
Ralph Lauren Corp., Class A	1,600,000	198,736
lululemon athletica inc.[1]	4,055,000	193,910
JCDecaux SA2	4,662,515	172,743
Texas Roadhouse, Inc.[3]	4,587,200	160,552
Time Warner Inc.	2,200,000	153,956
Domino’s Pizza, Inc.	1,424,100	153,048
BorgWarner Inc.	3,226,000	137,718
Comcast Corp., Class A	1,828,900	111,307
Mattress Firm Holding Corp.[1,3]	2,105,645	103,935
Big Lots, Inc.	1,850,000	83,231
Harley-Davidson, Inc.	1,400,000	68,488
TJX Companies, Inc.	600,000	42,360
WPP PLC[2]	897,662	20,753
		5,259,732
Industrials 10.48%
Union Pacific Corp.	7,664,460	643,431
Precision Castparts Corp.	2,454,569	568,331
Nielsen Holdings PLC	11,508,340	537,209
General Dynamics Corp.	3,360,000	492,106
Norfolk Southern Corp.	4,378,419	416,213
Sensata Technologies Holding NV1,3	9,050,000	414,580
Nordson Corp.[3]	3,992,500	289,576
Capita PLC[2]	12,180,000	233,339
Oshkosh Corp.[3]	5,079,000	222,765
CSX Corp.	6,864,500	195,158
ITT Corp.[3]	4,854,000	192,752
Generac Holdings Inc.[1,3]	4,494,826	144,284
Moog Inc., Class A1	2,070,332	136,787
Danaher Corp.	1,104,900	106,501
Landstar System, Inc.	1,640,000	102,369
AMCAP Fund — Page 2 of 8

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Verisk Analytics, Inc., Class A1	968,300	$72,574
Cummins Inc.	710,000	71,263
J.B. Hunt Transport Services, Inc.	628,907	49,206
Chart Industries, Inc.[1,3]	1,966,353	41,942
Carlisle Companies Inc.	409,000	36,176
PayPoint PLC[2]	2,274,900	32,772
		4,999,334
Energy 6.72%
EOG Resources, Inc.	6,576,400	548,669
Concho Resources Inc.[1]	4,158,800	455,139
Canadian Natural Resources, Ltd.	17,411,000	421,635
Schlumberger Ltd.	4,835,000	373,020
Halliburton Co.	6,080,000	242,288
Noble Energy, Inc.	6,343,600	232,620
FMC Technologies, Inc.[1]	5,700,000	193,914
Cabot Oil & Gas Corp.	6,575,000	123,807
SM Energy Co.[3]	4,048,241	118,897
BG Group PLC[2]	6,766,000	105,113
Southwestern Energy Co.[1]	10,933,799	98,514
Chesapeake Energy Corp.	16,900,000	89,063
Denbury Resources Inc.[3]	22,428,635	82,986
Tullow Oil PLC[1,2]	15,493,000	45,828
Apache Corp.	764,100	37,578
C&J Energy Services, Ltd.[1]	3,597,356	21,440
Chevron Corp.	165,500	15,113
		3,205,624
Financials 5.94%
Progressive Corp.	22,730,255	700,547
Crown Castle International Corp.	3,743,417	321,597
State Street Corp.	4,230,440	307,045
U.S. Bancorp	6,300,000	276,507
East West Bancorp, Inc.	5,109,000	221,628
Wells Fargo & Co.	3,500,000	192,850
PNC Financial Services Group, Inc.	1,800,000	171,918
Texas Capital Bancshares, Inc.[1,3]	2,687,757	159,330
BB&T Corp.	3,500,000	135,170
Chubb Corp.	848,000	110,690
Simon Property Group, Inc.	485,000	90,326
Signature Bank[1]	409,789	64,808
Charles Schwab Corp.	1,322,000	44,565
HDFC Bank Ltd.[2]	2,065,566	39,735
		2,836,716
Consumer staples 4.63%
Costco Wholesale Corp.	1,914,000	308,958
Kroger Co.	7,577,800	285,380
Mead Johnson Nutrition Co.	3,422,053	275,783
Whole Foods Market, Inc.	7,411,000	216,031
Sprouts Farmers Market, Inc.[1,3]	8,285,000	199,917
Walgreens Boots Alliance, Inc.	2,160,000	181,505
Herbalife Ltd.[1]	2,939,941	169,723
L’Oréal SA, bonus shares[2]	800,000	141,529
Hypermarcas SA, ordinary nominative[1]	23,791,500	137,743
AMCAP Fund — Page 3 of 8

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	1,750,000	$100,800
Philip Morris International Inc.	1,150,000	100,498
Coca-Cola Co.	1,080,000	46,030
Keurig Green Mountain, Inc.	859,358	45,030
		2,208,927
Materials 4.50%
Monsanto Co.	7,072,600	673,029
Celanese Corp., Series A3	7,802,922	552,057
Albemarle Corp.[3]	7,293,120	390,619
Valspar Corp.	2,739,185	231,434
AptarGroup, Inc.	2,750,000	204,820
Syngenta AG2	180,000	66,304
Ball Corp.	463,000	32,141
		2,150,404
Telecommunication services 0.84%
Verizon Communications Inc.	6,600,000	299,970
AT&T Inc.	3,048,012	102,627
		402,597
Utilities 0.20%
Sempra Energy	945,000	93,772
Miscellaneous 3.14%
Other common stocks in initial period of acquisition		1,498,502
Total common stocks (cost: $31,499,400,000)		42,159,078
Short-term securities 11.65%	Principal amount (000)
3M Co. 0.14% due 12/1/2015[4]	$50,000	50,000
Abbott Laboratories 0.13% due 12/18/2015[4]	50,000	49,999
Apple Inc. 0.11%–0.15% due 12/15/2015–12/18/2015[4]	80,000	79,996
CAFCO, LLC 0.32% due 2/22/2016	50,000	49,959
Caterpillar Financial Services Corp. 0.17% due 1/21/2016	50,000	49,986
Chariot Funding, LLC 0.42% due 1/14/2016[4]	50,000	49,982
Chevron Corp. 0.18%–0.30% due 1/20/2016–3/4/2016[4]	156,800	156,721
Ciesco LLC 0.34%–0.50% due 3/1/2016–5/2/2016	100,000	99,844
Coca-Cola Co. 0.38% due 1/8/2016[4]	47,500	47,494
Danaher Corp. 0.17% due 12/18/2015	50,000	49,996
ExxonMobil Corp. 0.11%–0.17% due 12/9/2015–1/19/2016	130,500	130,490
Fannie Mae 0.14%–0.37% due 12/1/2015–5/11/2016	474,900	474,786
Federal Farm Credit Banks 0.19%–0.23% due 1/13/2016–5/3/2016	90,000	89,899
Federal Home Loan Bank 0.07%–0.41% due 12/2/2015–5/27/2016	2,418,900	2,417,599
Freddie Mac 0.11%–0.24% due 12/8/2015–4/4/2016	673,882	673,588
General Electric Co. 0.09%–0.15% due 12/1/2015–12/29/2015	78,500	78,494
Google Inc. 0.15% due 1/21/2016[4]	63,100	63,088
Honeywell International Inc. 0.26% due 2/17/2016[4]	50,000	49,970
IBM Corp. 0.17%–0.18% due 12/21/2015–12/28/2015[4]	68,500	68,497
Jupiter Securitization Co., LLC 0.40%–0.60% due 12/15/2015–7/21/2016[4]	89,700	89,448
Microsoft Corp. 0.16% due 12/16/2015[4]	50,000	49,999
Paccar Financial Corp. 0.20% due 2/5/2016	25,100	25,088
Pfizer Inc 0.16% due 1/20/2016[4]	28,600	28,595
AMCAP Fund — Page 4 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Regents of the University of California 0.20%–0.22% due 1/21/2016–2/11/2016	$56,000	$55,972
U.S. Treasury Bills 0.07%–0.26% due 12/3/2015–5/5/2016	360,500	360,321
Wal-Mart Stores, Inc. 0.11% due 12/7/2015–12/9/2015[4]	119,000	118,999
Walt Disney Co. 0.19% due 1/27/2016[4]	50,000	49,984
Wells Fargo Bank, N.A. 0.48% due 5/4/2016	50,000	50,032
Total short-term securities (cost: $5,559,384,000)		5,558,826
Total investment securities 99.99% (cost: $37,058,784,000)		47,717,904
Other assets less liabilities 0.01%		2,707
Net assets 100.00%		$47,720,611
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2015 (000)
Celanese Corp., Series A	8,577,922	—	775,000	7,802,922	$7,488	$552,057
Sensata Technologies Holding NV1	6,350,000	2,700,000	—	9,050,000	—	414,580
Flextronics International Ltd.[1]	—	36,821,000	—	36,821,000	—	414,236
PerkinElmer, Inc.	7,342,500	15,000	—	7,357,500	1,544	391,125
Albemarle Corp.	6,747,125	545,995	—	7,293,120	5,938	390,619
Trimble Navigation Ltd.[1]	6,690,200	9,780,162	—	16,470,362	—	377,171
Nordson Corp.	2,272,500	1,720,000	—	3,992,500	1,745	289,576
Zebra Technologies Corp., Class A1	2,555,830	437,272	200,000	2,793,102	—	224,007
Oshkosh Corp.[5]	525,900	4,553,100	—	5,079,000	2,692	222,765
Sprouts Farmers Market, Inc.[1]	5,515,000	2,770,000	—	8,285,000	—	199,917
ITT Corp.	3,930,000	924,000	—	4,854,000	1,578	192,752
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	2,339	160,552
Texas Capital Bancshares, Inc.[1]	1,886,500	932,984	131,727	2,687,757	—	159,330
Generac Holdings Inc.[1]	3,911,475	583,351	—	4,494,826	—	144,284
SM Energy Co.	—	4,048,241	—	4,048,241	—	118,897
Mattress Firm Holding Corp.[1,5]	1,575,645	530,000	—	2,105,645	—	103,935
Viavi Solutions Inc.[1]	15,256,074	—	—	15,256,074	—	97,029
Denbury Resources Inc.	20,500,000	1,928,635	—	22,428,635	2,803	82,986
Finisar Corp.[1]	6,471,189	—	—	6,471,189	—	78,107
Lumentum Holdings Inc.[1]	—	3,051,214	—	3,051,214	—	61,024
Chart Industries, Inc.[1]	1,966,353	—	—	1,966,353	—	41,942
AptarGroup, Inc.[6]	3,945,000	—	1,195,000	2,750,000	2,474	—
C&J Energy Services, Ltd.[1,6]	3,597,356	—	—	3,597,356	—	—
MITIE Group PLC[6]	24,021,000	—	24,021,000	—	—	—
Towers Watson & Co., Class A6	4,301,150	—	4,301,150	—	1,179	—
					$29,780	$4,716,891

AMCAP Fund — Page 5 of 8

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,055,780,000, which represented 4.31% of the net assets of the fund. This amount includes $1,874,516,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $952,772,000, which represented 2.00% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 2/28/2015; it was not publicly disclosed.
[6]	Unaffiliated issuer at 11/30/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of November 30, 2015, the fund did not have any open forward currency contracts. The average month-end notional amount of forward currency contracts while held in the fund was $13,184,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
AMCAP Fund — Page 6 of 8

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$8,851,125	$1,041,861	$—	$9,892,986
Health care	9,610,484	—	—	9,610,484
Consumer discretionary	5,066,236	193,496	—	5,259,732
Industrials	4,733,223	266,111	—	4,999,334
Energy	3,054,683	150,941	—	3,205,624
Financials	2,796,981	39,735	—	2,836,716
Consumer staples	2,067,398	141,529	—	2,208,927
Materials	2,084,100	66,304	—	2,150,404
Telecommunication services	402,597	—	—	402,597
Utilities	93,772	—	—	93,772
Miscellaneous	1,342,699	155,803	—	1,498,502
Short-term securities	—	5,558,826	—	5,558,826
Total	$40,103,298	$7,614,606	$—	$47,717,904
*	Securities with a value of $1,282,172,000, which represented 2.69% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
AMCAP Fund — Page 7 of 8

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,504,878
Gross unrealized depreciation on investment securities	(1,845,758)
Net unrealized appreciation on investment securities	10,659,120
Cost of investment securities	37,058,784

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-0116O-S49177	AMCAP Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2016

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 28, 2016